                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3694

                    Oppenheimer Gold & Special Minerals Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                      Date of reporting period: 03/31/2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                           Shares          Value
                                                         ----------   --------------
WHOLLY-OWNED SUBSIDIARY--0.0%
Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd.
   (1, 2) (Cost $1,496,326)                                   4,056   $    1,536,247
COMMON STOCKS--100.3%
CONSUMER DISCRETIONARY--0.1%
AUTOMOBILES--0.1%
Tesla Motors, Inc.(2)                                        96,300        2,667,514
ENERGY--1.1%
OIL, GAS & CONSUMABLE FUELS--1.1%
Cameco Corp.(3)                                             570,000       17,122,800
Uranium Energy Corp.(1, 2, 3)                             5,229,508       20,865,737
Uranium One, Inc.                                         4,045,817       15,857,766
                                                                      --------------
                                                                          53,846,303
INFORMATION TECHNOLOGY--0.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.1%
Yingli Green Energy Holding Co. Ltd., ADR(2)                200,000        2,580,000
MATERIALS--99.0%
CHEMICALS--0.5%
Neo Materials Technologies, Inc.(2)                       2,613,162       25,147,810
METALS & MINING--98.5%
Agnico-Eagle Mines Ltd.(3, 4)                             2,457,838      163,077,551
Agnico-Eagle Mines Ltd.(4)                                   55,585        3,695,155
Alacer Gold Corp.(2)                                      3,420,300       31,433,598
Alacer Gold Corp., Legend Shares(2)                       3,000,000       27,570,913
Alamos Gold, Inc.(3)                                      3,907,350       61,824,393
Allied Nevada Gold Corp.(1, 2, 3)                         2,335,600       83,016,788
Andina Minerals, Inc.(2)                                  2,825,000        4,195,977
AngloGold Ashanti Ltd., Sponsored ADR(3)                    650,000       31,167,500
ATAC Resources Ltd.(2)                                    2,170,555       15,671,877
Aura Minerals, Inc.(2)                                    3,398,100        9,919,157
Aura Minerals, Inc., Legend Shares(2, 5)                    800,000        2,335,224
Aurizon Mines Ltd.(2)                                     4,542,757       31,956,269
Aurizon Mines Ltd., Legend Shares(2, 5)                     300,000        2,110,366
Avalon Rare Metals, Inc.(2)                                 100,000          806,601
B2Gold Corp.(2)                                           8,511,108       26,161,013
Banro Corp.(2, 3, 4)                                      2,496,630        6,241,575
Banro Corp.(2, 4)                                         3,838,800        9,819,726
Barrick Gold Corp.(3)                                     3,217,015      166,995,249
Bear Creek Mining Corp.(2)                                3,554,833       37,216,663
Bear Creek Mining Corp., Legend Shares(2)                   389,312        4,075,830
Brigus Gold Corp.(2)                                      3,512,200        5,397,811
Canaco Resources, Inc.(2)                                 4,459,500       23,596,942
Canaco Resources, Inc., Legend Shares(2)                  4,209,221       22,272,619
Capital Gold Corp.(2)                                       665,800        4,285,293
Centerra Gold, Inc.(3)                                    2,189,600       39,297,617


                  1 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                           Shares          Value
                                                         ----------   --------------
METALS & MINING CONTINUED
CGA Mining Ltd.(2)                                        5,813,300   $   18,108,474
CGA Mining Ltd., Legend Shares(2)                           500,000        1,557,504
Chesapeake Gold Corp.(2)                                    781,200        9,830,469
China Gold International Resources Corp. Ltd.(2)          4,675,300       26,571,329
China Gold International Resources Corp. Ltd.(2)            600,000        3,363,095
Claude Resources, Inc.(2)                                 4,291,335       10,623,212
Coeur d'Alene Mines Corp.(2, 3)                           1,150,400       40,010,912
Colossus Minerals, Inc.(2)                                4,781,767       40,296,066
Continental Gold Ltd.(2)                                  2,264,465       20,390,696
Copper Mountain Mining Corp.(2)                             700,000        5,371,841
Detour Gold Corp.(2, 3)                                   2,890,500       91,410,758
Detour Gold Corp., Legend Shares(2, 5)                      333,495       10,546,629
Duluth Metals Ltd.(1, 2)                                  7,704,800       20,901,108
Dundee Precious Metals, Inc.(2)                           1,300,000       11,679,216
East Asia Minerals Corp.(1, 2)                            5,639,700       34,088,336
Eastmain Resources, Inc.(2)                               1,539,300        2,492,729
Eldorado Gold Corp.(3, 4)                                 6,865,400      111,956,652
Eldorado Gold Corp.(3, 4)                                 2,316,278       37,662,680
Eldorado Gold Corp., CDI                                  1,760,000       28,430,245
Equinox Minerals Ltd.(2)                                  6,500,000       38,483,755
European Goldfields Ltd.(2)                               4,097,114       51,726,328
Exeter Resource Corp.(1, 2, 3, 4)                         1,367,000        7,299,780
Exeter Resource Corp.(1, 2, 4)                              200,000        1,064,466
Exeter Resource Corp., Legend Shares(1, 2, 5)             3,000,000       15,966,993
Extorre Gold Mines Ltd.(1, 2, 3)                          3,646,400       21,626,405
Extorre Gold Mines Ltd., Legend Shares(1, 2)              4,942,922       29,315,938
First Quantum Minerals Ltd.(3)                              100,000       12,936,565
Franco-Nevada Corp.(3)                                    3,441,421      126,333,340
Freeport-McMoRan Copper & Gold, Inc., Cl. B(3)              400,000       22,220,000
Gabriel Resources Ltd.(2)                                   100,000          744,714
Gammon Gold, Inc.(2, 3)                                   5,309,100       55,480,095
Gold Canyon Resources, Inc.(2)                            1,606,765        5,469,133
Gold Fields Ltd., Sponsored ADR(3)                          100,000        1,746,000
Gold Resource Corp.(3)                                    1,189,615       31,667,551
Goldcorp, Inc.(3, 4)                                      3,728,561      185,682,338
Goldcorp, Inc.(4)                                         1,999,704       99,706,747
Golden Minerals Co.(1, 2, 4)                                454,000        9,969,840
Golden Minerals Co.(1, 2, 4)                                335,952        7,367,034
Golden Star Resources Ltd.(2)                             1,241,312        3,686,697
Great Basin Gold Ltd.(2, 4)                                  67,100          176,488
Great Basin Gold Ltd.(2, 4)                              10,985,301       29,001,195
Guyana Goldfields, Inc.(2)                                  983,300        9,554,086


                  2 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                           Shares          Value
                                                         ----------   --------------
METALS & MINING CONTINUED
Guyana Goldfields, Inc., Legend Shares(2, 5)                850,000   $    8,258,896
Hana Mining Ltd.(2)                                       1,499,300        5,118,807
Hana Mining Ltd., Legend Shares(2)                        2,000,000        6,828,262
Harmony Gold Mining Co. Ltd., Sponsored ADR                 300,000        4,461,000
Hecla Mining Co.(2, 3)                                    3,610,000       32,778,800
High River Gold Mines Ltd.(2)                             8,100,000        9,106,756
IAMGOLD Corp.(3)                                          6,024,959      132,669,597
Impala Platinum Holdings Ltd.                             1,112,352       32,185,038
International Minerals Corp.(2)                           2,098,230       16,751,212
International Tower Hill Mines Ltd.(2)                    2,627,918       26,374,051
International Tower Hill Mines Ltd., Legend Shares(2)       972,325        9,758,352
Intrepid Mines Ltd.(2)                                    3,158,309        6,808,526
Ivanhoe Mines Ltd.(2, 3)                                  1,879,447       51,609,615
Jaguar Mining, Inc.(1, 2, 4)                              3,026,830       15,828,807
Jaguar Mining, Inc.(1, 2, 3, 4)                           1,830,900        9,557,298
Katanga Mining Ltd.(2)                                    1,070,000        1,909,335
Keegan Resources, Inc.(2)                                   880,600        7,675,162
Kinross Gold Corp.(3, 4)                                  6,308,890       99,365,018
Kinross Gold Corp.(3, 4)                                  8,527,771      134,403,652
Kirkland Lake Gold, Inc.(2)                               2,000,300       27,915,481
Lake Shore Gold Corp.(1, 2)                              16,353,718       68,990,930
Lake Shore Gold Corp., Legend Shares(1, 2, 5)             2,906,171       12,260,175
Lydian International Ltd.(1, 2)                           4,557,937       10,248,894
Lydian International Ltd., Legend Shares(1, 2)            1,313,454        2,953,409
MAG Silver Corp, Legend Shares(2, 5)                        875,000       10,442,238
MAG Silver Corp.(2)                                       1,522,100       18,164,721
Medusa Mining Ltd.                                        2,908,032       21,127,528
Mercator Minerals Ltd.(2)                                 5,989,000       20,756,101
Minefinders Corp. Ltd.(2)                                 2,906,989       38,285,045
Minera Andes, Inc.(2)                                     6,570,000       19,991,233
Nevsun Resources Ltd.(2)                                  4,212,643       23,898,439
New Gold, Inc.(2, 4)                                      9,885,000      116,336,101
New Gold, Inc.(2, 3, 4)                                   4,162,190       48,739,245
Newcrest Mining Ltd.                                      3,639,013      150,351,201
Newmont Mining Corp.(3)                                   1,437,728       78,471,194
Noront Resources Ltd.(2)                                  4,721,400        4,577,737
Northern Dynasty Minerals Ltd.(2, 3)                      1,534,285       23,075,646
Northgate Minerals Corp.(2)                               1,104,712        3,008,189
NovaGold Resources, Inc.(2, 3)                            3,443,456       44,764,928
Orezone Gold Corp.(2)                                       100,000          489,943
Orezone Gold Corp., Legend Shares(2)                        620,390        3,039,559
Osisko Mining Corp.(2, 3)                                 7,356,785      105,931,633
Pan American Silver Corp.(3)                              1,162,441       43,161,434


                  3 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                            Shares         Value
                                                         ----------   --------------
METALS & MINING CONTINUED
Paramount Gold & Silver Corp.(2)                          3,911,000   $   15,174,680
Perseus Mining Ltd.(2)                                    3,400,000       11,046,931
Perseus Mining Ltd., Legend Shares(2, 5)                  1,900,000        6,173,285
Petra Diamonds Ltd.(2)                                    2,313,806        5,901,809
Petropavlovsk plc                                         1,746,570       27,962,604
Premier Gold Mines Ltd.(1, 2)                             7,018,900       52,053,523
Premier Gold Mines Ltd., Legend Shares(1, 2, 5)             835,000        6,192,522
Pretium Resources, Inc.(2)                                  222,954        2,281,283
Primero Mining Corp.(2)                                   2,717,399       10,230,538
Quadra FNX Mining Ltd.(2)                                   787,000       10,966,859
Queenston Mining, Inc.(2)                                 1,662,600       10,975,389
Rainy River Resources Ltd.(1, 2)                          3,179,800       34,766,251
Rainy River Resources Ltd., Legend Shares(1, 2)           1,500,000       16,400,206
Rainy River Resources Ltd., Legend Shares(1, 2, 6)          286,514        2,963,896
Randgold Resources Ltd., ADR(2, 3)                        1,820,134      148,413,726
Real Gold Mining Ltd.(2)                                  7,400,000       10,474,776
Richfield Ventures Corp.(2)                                 759,262        5,873,610
Rio Alto Mining Ltd.(2)                                   1,800,000        4,121,712
Romarco Minerals, Inc.(1, 2)                             29,927,000       68,528,045
Romarco Minerals, Inc., Legend Shares(1, 2, 5)            4,200,000        9,617,329
Royal Gold, Inc.(3)                                       1,285,809       67,376,392
Rubicon Minerals Corp.(1, 2, 3)                          14,238,260       74,038,952
Rubicon Minerals Corp., Legend Shares(1, 2)               1,099,000        5,690,542
Sabina Silver Corp.(2)                                    2,728,562       16,436,103
San Gold Corp.(1, 2)                                     19,781,112       52,232,745
San Gold Corp., Legend Shares(1, 2)                       2,000,000        5,281,073
Seabridge Gold, Inc.(2)                                      40,000        1,272,800
SEMAFO, Inc.(2, 3)                                        9,789,748       93,807,900
Sherritt International Corp.                              1,051,500        8,633,254
Silver Lake Resources Ltd.(2)                             4,543,399        9,774,894
Silver Standard Resources, Inc.(2, 3)                     1,154,309       36,222,216
Silver Wheaton Corp.(3)                                   3,759,200      162,998,912
Strategic Metals Ltd.(2)                                    199,972          649,729
Tahoe Resources, Inc.(2)                                  1,544,069       31,215,835
Tahoe Resources, Inc., Legend Shares(2, 5)                  320,000        6,469,314
Timmins Gold Corp.(2)                                     2,811,224        7,278,156
Trelawney Mining & Exploration, Inc.(2)                   3,000,000       14,853,017
Trelawney Mining & Exploration, Inc., Legend
   Shares(2, 6)                                           1,462,169        6,222,807
US Gold Corp.(2)                                          5,626,290       49,680,141
Victoria Gold Corp.(2)                                    8,922,900        7,546,960
Victoria Gold Corp., Legend Shares(2)                     4,400,000        3,721,506
Yamana Gold, Inc.(3, 4)                                   2,116,829       26,058,165


                  4 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                           Shares          Value
                                                         ----------   --------------
METALS & MINING CONTINUED
Yamana Gold, Inc.(4)                                      4,891,400   $   60,442,467
Zhaojin Mining Industry Co. Ltd.                         10,097,000       45,317,020
                                                                      --------------
                                                                       4,868,428,208
                                                                      --------------
Total Common Stocks (Cost $2,975,779,433)                              4,952,669,835

                                                            Units
                                                         ----------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Kinross Gold Corp. Wts., Strike Price 21.939CAD, Exp.
   9/17/14(2, 3) (Cost $0)                                  483,450        1,346,380

                                                           Shares
                                                         ----------
INVESTMENT COMPANY--0.8%
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.20% (1, 7) (Cost $37,241,164)                       37,241,164       37,241,164
Total Investments, at Value (Cost $3,014,516,923)             101.1%   4,992,793,626
Liabilities in Excess of Other Assets                          (1.1)     (51,890,593)
                                                         ----------   --------------
Net Assets                                                    100.0%  $4,940,903,033
                                                         ==========   ==============

Footnotes to Statement of Investments

Strike Price is reported in U.S. Dollars, except for those denoted in the following currency:

CAD  Canadian Dollar

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                SHARES         GROSS          GROSS           SHARES
                                            JUNE 30, 2010    ADDITIONS      REDUCTIONS    MARCH 31, 2011
                                            -------------   -----------    -----------    --------------
Allied Nevada Gold Corp.(a)                     2,915,600       220,000        800,000         2,335,600
Duluth Metals Ltd.                              7,203,200       501,600             --         7,704,800
East Asia Minerals Corp.                        4,345,700     1,294,000             --         5,639,700
Exeter Resource Corp.                             200,000            --             --           200,000
Exeter Resource Corp.                           1,367,000            --             --         1,367,000
Exeter Resource Corp., Legend Shares            3,000,000            --             --         3,000,000
Extorre Gold Mines Ltd.                         2,733,400       913,000             --         3,646,400
Extorre Gold Mines Ltd., Legend Shares                 --     1,942,922      1,942,922(b)             --
Extorre Gold Mines Ltd., Legend Shares          3,000,000     1,942,922(b)          --         4,942,922
Golden Minerals Co.                                    --       454,000             --           454,000
Golden Minerals Co.                                    --       335,952             --           335,952
Jaguar Mining, Inc.                             2,627,700       900,000        500,870         3,026,830
Jaguar Mining, Inc.                             1,666,200       764,700        600,000         1,830,900
Lake Shore Gold Corp.                           9,671,223     6,682,495             --        16,353,718
Lake Shore Gold Corp., Legend Shares                   --     2,906,171             --         2,906,171
Lydian International Ltd.                              --     4,557,937             --         4,557,937
Lydian International Ltd., Legend Shares               --     1,313,454             --         1,313,454
Oppenheimer Gold & Special Minerals Fund
   (Cayman) Ltd. (c)                                   --         4,056             --             4,056


                  5 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

Oppenheimer Institutional Money Market
Fund, Cl. E                                    31,150,933   861,812,754    855,722,523        37,241,164
Premier Gold Mines Ltd.                         3,276,000     3,742,900             --         7,018,900
Premier Gold Mines Ltd., Legend Shares            835,000            --             --           835,000
Rainy River Resources Ltd.                      2,106,300     1,073,500             --         3,179,800
Rainy River Resources Ltd., Legend Shares              --       286,514             --           286,514
Rainy River Resources Ltd., Legend Shares       1,000,000       500,000             --         1,500,000
Romarco Minerals, Inc.                         24,606,100     5,320,900             --        29,927,000
Romarco Minerals, Inc., Legend Shares           4,200,000            --             --         4,200,000
Rubicon Minerals Corp.                          9,730,212     4,508,048             --        14,238,260
Rubicon Minerals Corp., Legend Shares           1,099,000            --             --         1,099,000
San Gold Corp.                                 13,825,300     5,955,812             --        19,781,112
San Gold Corp., Legend Shares                          --     2,000,000             --         2,000,000
Uranium Energy Corp.                            2,583,605     2,645,903             --         5,229,508

                                                                         REALIZED
                                                VALUE        INCOME    GAIN (LOSS)
                                            ------------    --------   -----------
Allied Nevada Gold Corp.(a)                 $         --(d) $     --   $ 1,444,765
Duluth Metals Ltd.                            20,901,108          --            --
East Asia Minerals Corp.                      34,088,336          --            --
Exeter Resource Corp.                          1,064,466          --            --
Exeter Resource Corp.                          7,299,780          --            --
Exeter Resource Corp., Legend Shares          15,966,993          --            --
Extorre Gold Mines Ltd.                       21,626,405          --            --
Extorre Gold Mines Ltd., Legend Shares                --          --            --
Extorre Gold Mines Ltd., Legend Shares        29,315,938          --            --
Golden Minerals Co.                            9,969,840          --            --
Golden Minerals Co.                            7,367,034          --            --
Jaguar Mining, Inc.                           15,828,807          --    (3,644,743)
Jaguar Mining, Inc.                            9,557,298          --    (3,314,873)
Lake Shore Gold Corp.                         68,990,930          --            --
Lake Shore Gold Corp., Legend Shares          12,260,175          --            --
Lydian International Ltd.                     10,248,894          --            --
Lydian International Ltd., Legend
   Shares                                      2,953,409          --            --
Oppenheimer Gold & Special Minerals Fund
(Cayman) Ltd. (c)                              1,536,247          --            --
Oppenheimer Institutional Money Market
   Fund, Cl. E                                37,241,164     113,844            --
Premier Gold Mines Ltd.                       52,053,523          --            --
Premier Gold Mines Ltd., Legend Shares         6,192,522          --            --
Rainy River Resources Ltd.                    34,766,251          --            --
Rainy River Resources Ltd., Legend Shares      2,963,896          --            --
Rainy River Resources Ltd., Legend Shares     16,400,206          --            --
Romarco Minerals, Inc.                        68,528,045          --            --
Romarco Minerals, Inc., Legend Shares          9,617,329          --            --
Rubicon Minerals Corp.                        74,038,952          --            --
Rubicon Minerals Corp., Legend Shares          5,690,542          --            --
San Gold Corp.                                52,232,745          --            --
San Gold Corp., Legend Shares                  5,281,073          --            --
Uranium Energy Corp.                          20,865,737          --            --
                                            ------------    --------   -----------
                                            $654,847,645    $113,844   $(5,514,851)
                                            ============    ========   ===========


                  6 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

     (a.) No longer an affiliate as of March 31, 2011.

     (b.) All or a portion is the result of a corporate action.

     (c.) Investment in a wholly-owned subsidiary. See accompanying Notes and individual statement of investments of the entity included herein beginning on page 17.

     (d.) The security is no longer an affiliate, therefore, the value has been excluded from this table.

(2.) Non-income producing security.

(3.) All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options. See accompanying Notes.

(4.) The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

(5.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $90,372,971 or 1.83% of the Fund's net assets as of March 31, 2011.

(6.) Restricted security. The aggregate value of restricted securities as of March 31, 2011 was $9,186,703, which represents 0.19% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                UNREALIZED
                                                      ACQUISITION                              APPRECIATION
SECURITY                                                  DATE         COST         VALUE     (DEPRECIATION)
--------                                              -----------   ----------   ----------   --------------
Rainy River Resources Ltd., Legend Shares                12/22/10   $3,573,832   $2,963,896     $ (609,936)
Trelawney Mining & Exploration, Inc., Legend Shares      11/29/10    3,158,032    6,222,807      3,064,775
                                                                    ----------   ----------     ----------
                                                                    $6,731,864   $9,186,703     $2,454,839
                                                                    ==========   ==========     ==========

(7.) Rate shown is the 7-day yield as of March 31, 2011.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                                                                               LEVEL 3--
                                           LEVEL 1--         LEVEL 2--        SIGNIFICANT
                                          UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                                         QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                                        --------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Wholly-Owned Subsidiary                 $           --     $  1,536,247           $--       $    1,536,247
Common Stocks
   Consumer Discretionary                    2,667,514               --            --            2,667,514
   Energy                                   53,846,303               --            --           53,846,303
   Information Technology                    2,580,000               --            --            2,580,000
   Materials                             4,401,407,365      492,168,653            --        4,893,576,018
Rights, Warrants and Certificates            1,346,380               --            --            1,346,380
Investment Company                          37,241,164               --            --           37,241,164
                                        --------------     ------------           ---       --------------
Total Investments, at Value              4,499,088,726      493,704,900            --        4,992,793,626


                  7 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts                 --            8,955            --                8,955
                                        --------------     ------------           ---       --------------
Total Assets                            $4,499,088,726     $493,713,855           $--       $4,992,802,581
                                        --------------     ------------           ---       --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated options written, at value   $   (8,316,687)    $         --           $--       $   (8,316,687)
Depreciated options written, at value      (16,515,850)              --            --          (16,515,850)
Foreign currency exchange contracts                 --          (71,484)           --              (71,484)
                                        --------------     ------------           ---       --------------
Total Liabilities                       $  (24,832,537)    $    (71,484)          $--       $  (24,904,021)
                                        --------------     ------------           ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings            Value       Percent
-------------------       --------------   -------
Canada                    $3,656,408,945     73.2%
United States                756,937,544     15.2
Australia                    224,948,343      4.5
Jersey, Channel Islands      161,616,029      3.2
South Africa                  98,737,221      2.0
China                         45,317,020      0.9
United Kingdom                27,962,604      0.6
Mongolia                      10,474,776      0.2
Bermuda                        7,811,144      0.1
Cayman Islands                 2,580,000      0.1
                          --------------    -----
Total                     $4,992,793,626    100.0%
                          ==============    =====

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MARCH 31, 2011 ARE AS FOLLOWS:

                                               CONTRACT AMOUNT       EXPIRATION                 UNREALIZED     UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION   BUY/SELL       (000'S)              DATE         VALUE     APPRECIATION   DEPRECIATION
---------------------------------   --------   ---------------       ----------   ----------   ------------   ------------
CREDIT SUISSE
South African Rand (ZAR)                Sell            56,991 ZAR       4/6/11   $8,417,296      $   --         $70,930

JP MORGAN CHASE:
Canadian Dollar (CAD)                    Buy             6,857 CAD       4/1/11    7,073,090       8,955              --
Canadian Dollar (CAD)                   Sell               424 CAD       4/1/11      437,240          --             554
                                                                                                  ------         -------
                                                                                                   8,955             554
                                                                                                  ------         -------
Total unrealized appreciation and depreciation                                                    $8,955         $71,484
                                                                                                  ======         =======


                  8 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

WRITTEN OPTIONS AS OF MARCH 31, 2011 ARE AS FOLLOWS:

                                                                                                              UNREALIZED
                                        NUMBER OF    EXERCISE    EXPIRATION     PREMIUMS                     APPRECIATION/
DESCRIPTION                      TYPE   CONTRACTS      PRICE        DATE        RECEIVED        VALUE       (DEPRECIATION)
-----------                      ----   ---------   ----------   ----------   -----------   -------------   -------------
Agnico-Eagle Mines Ltd.          Call       2,000   $   85.000      5/23/11   $   240,186   $     (22,000)   $   218,186
Agnico-Eagle Mines Ltd.           Put       2,000       55.000      8/22/11       213,687        (272,000)       (58,313)
Agnico-Eagle Mines Ltd.           Put       1,000       60.000      5/23/11       162,064         (91,000)        71,064
Agnico-Eagle Mines Ltd.           Put       1,000       60.000      8/22/11       169,272        (265,000)       (95,728)
Alacer Gold Corp.                 Put       2,000        7.000      4/18/11       185,069              --        185,069
Alamos Gold, Inc.                Call       2,000       20.000      4/18/11       189,198              --        189,198
Alamos Gold, Inc.                Call       2,000       22.000      4/18/11       208,248              --        208,248
Alamos Gold, Inc.                Call       2,000       21.000      7/18/11       183,412         (20,629)       162,783
Alamos Gold, Inc.                 Put       1,000       16.000      4/18/11       116,648         (82,517)        34,131
Alamos Gold, Inc.                 Put       1,000       17.000      4/18/11       101,774        (170,191)       (68,417)
Alamos Gold, Inc.                 Put       1,000       17.000      7/18/11       126,024        (232,078)      (106,054)
Allied Nevada Gold Corp.         Call       2,000       32.000      7/18/11       447,594        (928,314)      (480,720)
Allied Nevada Gold Corp.          Put       3,000       21.000      4/18/11       412,306              --        412,306
AngloGold Ashanti Ltd.,
   Sponsored ADR                 Call       1,000       55.000      4/18/11       176,983              --        176,983
AngloGold Ashanti Ltd.,
   Sponsored ADR                 Call       1,000       50.000      7/18/11       161,983        (205,000)       (43,017)
Barrick Gold Corp.               Call       3,000       55.000      7/18/11       418,628        (555,000)      (136,372)
Barrick Gold Corp.               Call       2,000       60.000      7/18/11       274,666        (136,000)       138,666
Barrick Gold Corp.               Call       2,000       55.000      4/18/11       284,167         (48,000)       236,167
Barrick Gold Corp.               Call       2,000       60.000      4/18/11       232,061          (2,000)       230,061
Barrick Gold Corp.                Put       2,000       40.000      7/18/11       202,347         (44,000)       158,347
Barrick Gold Corp.                Put       1,000       40.000      4/18/11       133,024              --        133,024
Cameco Corp.                     Call       2,000       47.000      6/20/11       214,007              --        214,007
Cameco Corp.                     Call       1,000       45.000      6/20/11       152,553              --        152,553
Centerra Gold, Inc.              Call       2,000       21.000      4/18/11       202,943              --        202,943
Centerra Gold, Inc.              Call       2,000       25.000      7/18/11       231,277          (8,252)       223,025
Centerra Gold, Inc.               Put       2,000       14.000     10/24/11       230,963        (103,146)       127,817
Cliffs Natural Resources,
   Inc.                           Put       1,000       45.000      4/18/11       198,383              --        198,383
Coeur d'Alene Mines Corp.        Call       4,504       40.000      6/20/11       541,435        (720,640)      (179,205)
Coeur d'Alene Mines Corp.        Call       4,000       31.000      6/20/11       587,931      (2,220,000)    (1,632,069)
Coeur d'Alene Mines Corp.        Call       3,000       35.000      6/20/11       599,915        (960,000)      (360,085)
Coeur d'Alene Mines Corp.         Put       4,000       23.000      9/19/11       544,151        (260,000)       284,151
Coeur d'Alene Mines Corp.         Put       2,000       20.000      6/20/11       226,809         (10,000)       216,809
Coeur d'Alene Mines Corp.         Put       2,000       23.000      6/20/11       258,966         (30,000)       228,966
Coeur d'Alene Mines Corp.         Put       1,000       18.000      6/20/11       113,724              --        113,724
Companhia de Minas
Buenaventura SA, Sponsored ADR    Put       2,000       35.000      9/19/11       354,465        (280,000)        74,465
Detour Gold Corp.                 Put       2,000       25.000      7/18/11       228,078        (123,775)       104,303
Detour Gold Corp.                 Put       1,000       25.000      4/18/11       138,045              --        138,045
Detour Gold Corp.                 Put       1,000       26.000      4/18/11       124,846          (2,063)       122,783
Detour Gold Corp.                 Put       1,000       27.000      4/18/11       214,811          (6,189)       208,622
Eldorado Gold Corp.              Call       2,000       21.000      7/18/11       197,969         (20,000)       177,969
Eldorado Gold Corp.               Put       2,000       16.000      4/18/11       231,549         (50,000)       181,549


                  9 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

Eldorado Gold Corp.               Put       1,000       15.000      4/18/11       109,295          (5,000)       104,295
Equinox Minerals Ltd.             Put       5,000        5.000      7/18/11       248,026        (154,719)        93,307
European Goldfields Ltd.          Put       1,000       12.000      4/18/11       129,572         (36,101)        93,471
First Quantum Minerals Ltd.      Call       1,000      135.000      4/18/11       264,694        (118,618)       146,076
FMC Corp.                         Put       1,000       55.000      4/18/11       167,624              --        167,624
Franco-Nevada Corp.              Call       4,000       36.000      7/18/11       447,080        (639,505)      (192,425)
Franco-Nevada Corp.              Call       3,000       38.000      7/18/11       314,170        (247,550)        66,620
Franco-Nevada Corp.              Call       2,000       34.000      4/18/11       272,994        (340,382)       (67,388)
Franco-Nevada Corp.              Call       1,000       38.000      4/18/11       124,571          (1,031)       123,540
Franco-Nevada Corp.              Call       2,000       38.000     10/24/11       271,755        (350,696)       (78,941)
Franco-Nevada Corp.               Put       2,000       32.000     10/24/11       194,684        (226,921)       (32,237)
Freeport-McMoRan Copper &
   Gold, Inc., Cl. B             Call       2,000       67.500      8/22/11       217,047        (260,000)       (42,953)
Freeport-McMoRan Copper &
   Gold, Inc., Cl. B             Call       2,000       57.000      5/23/11       206,467        (468,000)      (261,533)
Freeport-McMoRan Copper &
   Gold, Inc., Cl. B              Put       1,000       45.000      5/23/11       118,773         (44,000)        74,773
Gammon Gold, Inc.                Call       4,000        9.000      9/19/11       407,934        (812,000)      (404,066)
Gold Fields Ltd., Sponsored
   ADR                           Call       1,000       16.000      4/18/11       106,365        (144,000)       (37,635)
Gold Resource Corp.              Call       2,000       35.000      9/19/11       347,204        (280,000)        67,204
Gold Resource Corp.              Call         996       35.000      6/20/11       128,966         (34,860)        94,106
Gold Resource Corp.               Put       1,000       22.500      6/20/11       161,982         (90,000)        71,982
Goldcorp, Inc.                   Call       4,000       55.000      7/18/11       602,293        (532,000)        70,293
Goldcorp, Inc.                   Call       2,000       55.000      4/18/11       256,529         (20,000)       236,529
Goldcorp, Inc.                   Call       1,000       60.000      4/18/11       109,247          (1,000)       108,247
Goldcorp, Inc.                   Call       2,000       60.000     10/24/11       221,067        (260,000)       (38,933)
Harmony Gold Mining Co. Ltd.,
   Sponsored ADR                  Put       1,000       12.000      5/23/11        99,545         (15,000)        84,545
Hecla Mining Co.                 Call       3,000       13.000      9/19/11       299,951        (114,000)       185,951
IAMGOLD Corp.                    Call       6,000       24.000      6/20/11       660,050        (510,000)       150,050
IAMGOLD Corp.                    Call       5,000       25.000      9/19/11       617,415        (630,000)       (12,585)
IAMGOLD Corp.                    Call       2,000       20.000      6/20/11       235,408        (540,000)      (304,592)
IAMGOLD Corp.                     Put       3,000       19.000      6/20/11       298,451        (135,000)       163,451
Ivanhoe Mines Ltd.               Call       5,000       32.000      6/20/11       588,088        (300,000)       288,088
Ivanhoe Mines Ltd.               Call       2,000       35.000      9/19/11       283,965        (180,000)       103,965
Ivanhoe Mines Ltd.                Put       2,000       21.000      9/19/11       203,967        (160,000)        43,967
Ivanhoe Mines Ltd.                Put       3,000       20.000      9/19/11       319,830        (180,000)       139,830
Ivanhoe Mines Ltd.                Put       2,000       19.000      6/20/11       283,968         (36,000)       247,968
Jaguar Mining, Inc.              Call       1,757        5.000      9/19/11       168,819        (158,130)        10,689
Kinross Gold Corp.                Put       3,000       15.000      8/22/11       324,220        (300,000)        24,220
Kinross Gold Corp.                Put       2,000       16.000      8/22/11       267,967        (304,000)       (36,033)
Kinross Gold Corp.                Put       2,000       17.000      5/23/11       246,249        (334,000)       (87,751)
Kinross Gold Corp.                Put       2,000       14.000     11/21/11       194,807        (202,000)        (7,193)
New Gold, Inc.                    Put       3,000        7.000      8/22/11       273,913         (15,000)       258,913
New Gold, Inc.                    Put       2,000       10.000      8/22/11       269,086        (120,000)       149,086
Newmont Mining Corp.             Call       2,000       67.500      6/20/11       272,526         (52,000)       220,526
Newmont Mining Corp.             Call       2,000       70.000      6/20/11       208,488         (34,000)       174,488
Newmont Mining Corp.              Put       2,000       50.000      6/20/11       283,485        (224,000)        59,485
Newmont Mining Corp.              Put       1,000       45.000      9/19/11       171,982        (114,000)        57,982


                 10 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

Northern Dynasty Minerals Ltd.   Call       2,000       22.500      5/23/11       284,826         (40,000)       244,826
Northern Dynasty Minerals Ltd.   Call       2,000       20.000      5/23/11       210,748         (60,000)       150,748
Northern Dynasty Minerals Ltd.   Call       2,000       25.000      5/23/11       238,966         (10,000)       228,966
Northern Dynasty Minerals
   Ltd.                           Put       4,000       15.000      8/22/11       472,933      (1,060,000)      (587,067)
Northern Dynasty Minerals
   Ltd.                           Put       2,000       18.000      4/18/11       213,967        (570,000)      (356,033)
Northern Dynasty Minerals
   Ltd.                           Put       2,000       15.000      5/23/11       256,806        (302,000)       (45,194)
Northern Dynasty Minerals
   Ltd.                           Put       2,000       16.000      5/23/11       268,806        (390,000)      (121,194)
Osisko Mining Corp.              Call       2,000       16.000      4/18/11       202,688          (6,189)       196,499
Osisko Mining Corp.               Put       2,000       13.000      4/18/11       221,560         (10,315)       211,245
Osisko Mining Corp.               Put       2,000       13.000      7/18/11       191,529        (113,461)        78,068
Osisko Mining Corp.               Put       1,000       12.000      4/18/11       113,234              --        113,234
Pan American Silver Corp.        Call       4,000       45.000      7/18/11       747,927        (420,000)       327,927
Pan American Silver Corp.        Call       2,000       55.000      7/18/11       214,069         (50,000)       164,069
Pan American Silver Corp.        Call       1,000       45.000      4/18/11       162,984              --        162,984
Pan American Silver Corp.        Call       1,301       55.000     10/24/11       126,241        (104,080)        22,161
Pan American Silver Corp.         Put       1,000       32.000      4/18/11       116,984         (10,000)       106,984
Pan American Silver Corp.         Put       1,000       25.000      7/18/11       121,984         (20,000)       101,984
Pan American Silver Corp.         Put       1,000       30.000      7/18/11       146,983         (85,000)        61,983
Quadra FNX Mining Ltd.            Put       2,000       13.000      7/18/11       255,644        (154,719)       100,925
Quadra FNX Mining Ltd.            Put       1,000       14.000      4/18/11       121,994         (61,888)        60,106
Royal Gold, Inc.                 Call       2,000       55.000      7/18/11       283,966        (430,000)      (146,034)
Royal Gold, Inc.                 Call       2,000       60.000      7/18/11       290,587        (140,000)       150,587
Royal Gold, Inc.                 Call       1,000       60.000      4/18/11       142,224              --        142,224
Royal Gold, Inc.                 Call       3,000       60.000     10/24/11       450,948        (555,000)      (104,052)
Royal Gold, Inc.                  Put       2,000       40.000      4/18/11       264,968              --        264,968
Royal Gold, Inc.                  Put       1,000       45.000      7/18/11       241,981         (65,000)       176,981
RTI International Metals,
   Inc.                           Put       1,000       22.500      6/20/11       183,813         (15,000)       168,813
Rubicon Minerals Corp.           Call       1,823        5.000      6/20/11       158,189        (154,955)         3,234
Seabridge Gold, Inc.              Put       1,000       22.500      5/23/11       136,314          (5,000)       131,314
Seabridge Gold, Inc.              Put       1,000       24.000      5/23/11       156,984              --        156,984
SEMAFO, Inc.                      Put       2,000       10.000      7/18/11       215,498        (299,123)       (83,625)
Silver Standard Resources,
   Inc.                          Call       2,000       32.000      6/20/11       197,967        (470,000)      (272,033)
Silver Standard Resources,
   Inc.                          Call       2,000       33.000      6/20/11       197,969        (400,000)      (202,031)
Silver Standard Resources,
   Inc.                           Put       2,000       19.000      6/20/11       233,967              --        233,967
Silver Wheaton Corp.             Call       3,000       45.000      4/18/11       449,498        (309,000)       140,498
Silver Wheaton Corp.             Call       3,000       50.000      4/18/11       374,589         (51,000)       323,589
Silver Wheaton Corp.             Call       3,000       55.000      6/20/11       375,527        (276,000)        99,527
Silver Wheaton Corp.             Call       2,000       65.000      9/19/11       232,666        (206,000)        26,666
Silver Wheaton Corp.              Put       2,000       32.000      6/20/11       290,565        (100,000)       190,565
Silver Wheaton Corp.              Put       1,000       33.000      6/20/11       137,793         (60,000)        77,793
Silvercorp Metals, Inc.           Put       2,000       10.000      4/18/11       149,838              --        149,838
Stillwater Mining Co.             Put       2,000       15.000      4/18/11       230,749              --        230,749
Stillwater Mining Co.             Put       2,000       15.000      7/18/11       216,569         (50,000)       166,569
Stillwater Mining Co.             Put       1,500       20.000      7/18/11       214,099        (187,500)        26,599
US Gold Corp.                     Put       3,000        5.000      5/23/11       221,956              --        221,956
                                                                              -----------   -------------    -----------
                                                                              $32,972,777   $ (24,832,537)   $ 8,140,240
                                                                              ===========   =============    ===========


                 11 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

INVESTMENT IN OPPENHEIMER GOLD & SPECIAL MINERALS FUND (CAYMAN) LTD. The Fund may invest up to 25% of its total assets in Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"), which is expected to invest primarily in shares of exchange-traded funds that invest in gold bullion ("Gold ETFs"), commodity-linked derivatives related to gold or other special minerals (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for the Subsidiary's derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to minerals commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary will be subject to the same investment restrictions and guidelines, and follow the same compliance policies and procedures, as the Fund. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Manager.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Statement of Investments. Shares of the Subsidiary are valued at their net asset value per share. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on an average cost basis. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities and the Fund's Statement of Operations. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.


                 12 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary's net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:


                 13 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of March 31, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $8,955, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or


                 14 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

     a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

During the period ended March 31, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $40,566,996 and $18,258,179, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the period ended March 31, 2011, the Fund had an average market value of $22,000 on purchased call options.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.


                 15 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended March 31, 2011, the Fund had an ending monthly average market value of $20,813,377 and $14,761,939 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended March 31, 2011 was as follows:

                                  CALL OPTIONS                PUT OPTIONS
                            ------------------------   ------------------------
                            NUMBER OF     AMOUNT OF    NUMBER OF     AMOUNT OF
                            CONTRACTS     PREMIUMS     CONTRACTS     PREMIUMS
                            ---------   ------------   ---------   ------------
Options outstanding as of
   June 30, 2010             183,400    $ 22,572,353    322,600    $ 43,196,954
Options written              222,781      27,762,994    347,700      41,936,285
Options closed or expired   (140,576)    (17,022,491)  (504,727)    (65,170,516)
Options exercised           (120,224)    (14,792,028)   (45,073)     (5,510,774)
                            --------    ------------   --------    ------------
Options outstanding as of
   March 31, 2011            145,381    $ 18,520,828    120,500    $ 14,451,949
                            ========    ============   ========    ============

RESTRICTED SECURITIES

As of March 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $3,024,954,398
Federal tax cost of other investments      (32,972,777)
                                        --------------
Total federal tax cost                  $2,991,981,621
                                        ==============
Gross unrealized appreciation           $2,070,934,440
Gross unrealized depreciation             (122,033,021)
                                        --------------
Net unrealized appreciation             $1,948,901,419
                                        ==============


                 16 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

Oppenheimer Gold & Special Minerals Fund
(Cayman) Ltd.

                                                           Shares         Value
                                                         ----------   --------------

INVESTMENT COMPANY--100.3%
iShares Gold Trust (1) (Cost $1,481,854)                    110,000   $    1,541,100
Total Investments, at Value (Cost $1,481,854)                 100.3%       1,541,100
Liabilities in Excess of Other Assets                          (0.3)          (4,853)
                                                         ----------   --------------
Net Assets                                                    100.0%  $    1,536,247
                                                         ==========   ==============

Footnotes to Statement of Investments

(1.) Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                                                               LEVEL 3--
                            LEVEL 1--        LEVEL 2--        SIGNIFICANT
                           UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                         QUOTED PRICES   OBSERVABLE INPUTS      INPUTS         VALUE
                         -------------   -----------------   ------------   ----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Company         $1,541,100           $--               $--       $1,541,100
                           ----------           ---               ---       ----------
Total Assets               $1,541,100           $--               $--       $1,541,100
                           ----------           ---               ---       ----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's


                 17 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period


                 18 | Oppenheimer Gold & Special Minerals Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/10/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/10/2011